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                                    COLONIAL
                                   INVESTMENT
                                GRADE MUNICIPAL
                                     TRUST

                               SEMIANNUAL REPORT
                                 JUNE 30, 1997

              COLONIAL INVESTMENT GRADE MUNICIPAL TRUST HIGHLIGHTS
                        JANUARY 1, 1997 - JUNE 30, 1997

INVESTMENT OBJECTIVE: Seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:
      - Tax-free income
      - Professional management
      - Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "Rising interest rates in the first quarter of 1997 had a negative effect on all fixed-income investments during the period. However, municipal bonds fared better than Treasurys primarily due to low supply and high demand in a relatively low interest rate environment. Looking forward, as economic growth slows, we believe the trend will be for lower interest rates. If this comes to pass, it will be beneficial for investors with a long-term perspective."

                                                              -- William Loring

             COLONIAL INVESTMENT GRADE MUNICIPAL TRUST PERFORMANCE

        Distributions declared per share(1)                 $0.321
                                                  NAV                    MARKET PRICE
        Six-month total return, assuming
        reinvestment of all distributions          3.60%                      7.55%
        Price per share                          $10.92                     $10.56


(1) A portion of the Trust's income may be subject to the alternative minimum tax.

The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

TOP FIVE SECTORS
(as of 6/30/97)
-------------------------------------------------------------------
General Obligation ........................                    14.8%
Housing ...................................                    12.1%
Turnpike ..................................                     9.9%
Education .................................                     8.1%
State Appropriated ........................                     7.6%

QUALITY BREAKDOWN
(as of 6/30/97)

(Pie Chart)

Non-rated:     15.4%
BBB:           15.3%
AAA:           53.3%
A:             10.4%
AA:            5.6%

Sector and quality breakdowns are calculated as a percent of total net assets. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS




During the six months covered in this report -- January 1,
1997 through June 30, 1997 -- the bond market experienced      [PHOTO OF
volatility. Your Fund was managed against a backdrop of      HAROLD W. COGGER]
fluctuating interest rates. The economy was strong, corporate profits continued to grow, unemployment was at a 25-year low, and inflation remained low. For investors in the stock market, the environment couldn't have been much better.

But people who invest in bonds saw it differently. They saw stronger-than-expected economic growth in the first part of 1997, creating fears of renewed inflation. They saw the Federal Reserve Board raising short-term interest rates in an attempt to slow down the economy.

Between January 1 and June 30, yields on the 20-year U.S. Treasury bond rose from 6.73% to 6.84% while yields on municipal bonds stayed the same at 5.33%, resulting in their outperforming Treasurys. By the end of the period, the economy was slowing, inflation was still low and the Federal Reserve Board decided against raising short-term rates at their May meeting.

Interest rates were slightly higher on June 30, 1997 compared to January 1, 1997. That means that the prices of fixed-income securities already in your portfolio declined somewhat.

Remember, however, that one of the primary attractions of municipal bond investing is tax-free income. The good news is that your tax-exempt income remains strong, particularly when compared to inflation.

As always, we thank you for the opportunity to help you meet your investment goals.


Respectfully,


/s/ Harold W. Cogger


Harold W. Cogger
President
August 15, 1997







Because market conditions change frequently, there can be no assurance that the trends described here will continue.

                          INFORMATION ABOUT YOUR FUND'S
                               INVESTMENT POLICIES

We wanted to inform you about some recent changes in your Colonial Investment Grade Municipal Trust investment.

At their meeting April 18, 1997, your Trustees approved a change to the Trust's investment objective. Previously, the investment objective was to "provide current income, generally exempt from federal income taxes, by investing primarily in investment grade bonds and notes." Under the restated objective, the Trust will "seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds."

The Trustees also approved several changes to the Trust's investment policies, which will:

      Allow the Trust to invest, under ordinary conditions, 65% of its assets in securities rated BBB or higher by Standard & Poor's, or comparably rated by another national rating service, or unrated but considered comparable by the Adviser. The Trust will not invest more than 35% of its assets in any combination of lower-rated and unrated bonds (excluding prerefunded bonds), nor more than 25% of its assets in unrated bonds (also excluding prerefunded bonds). Previously, the Trust had been required to invest at least 80% of its assets in securities rated BBB or higher.

      Allow the Trust to sell covered call and put options and buy call and put options on debt securities, including options not traded on national securities exchanges. For hedging purposes, the Trust may buy or sell interest rate and tax exempt bond index futures contracts, and put and call options on such contracts and indices. The Trust may not buy or sell futures contracts or buy related options if immediately afterwards the sum of the amount of deposits on futures contracts and related options positions would exceed 5% of the market value of the Trust's assets.

      Allow the Trust to invest in debt securities of any maturity with any interest payment method.

      Allow the Trust to make temporary cash investments in additional types of money market securities, including short-term, tax-exempt debt securities.

      Allow the Trust to acquire securities without limit on a "when issued" or "delayed delivery" basis.

The changes in the Trust's investment policies parallel those that have been made over time for similar Colonial open-end funds. The Trustees believe these changes are in the best interests of shareholders.

                              INVESTMENT PORTFOLIO
                     JUNE 30, 1997 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.2%                                                                               PAR                VALUE
-------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 19.1%
 EDUCATION - 7.8%
 CA State Educational Facilities
  Authority, Santa Clara University,
  Series 1996,
                                                                         5.000%    09/01/15         $ 1,050           $   988
 MA State Health & Educational
  Facilities Authority, Harvard University,
  Series N,
                                                                         6.250%    04/01/20           4,000             4,455
 MN University of Minnesota, Series 1996 A,
                                                                         5.750%    07/01/14             500               523
 NH State Higher Educational & Health
  Facilities Authority, Dartmouth College,
                                                                         5.375%    06/01/23           4,000             3,880
                                                                                                                       ------
                                                                                                                        9,846
                                                                                                                       ------

 GENERAL OBLIGATIONS - 10.5%
 CO El Paso County School District No. 11,
  Series 1996,
                                                                         7.125%    12/01/19           1,870             2,286
 CO Highlands Ranch Metropolitan District 2,
  Series 1996,
                                                                         6.500%    06/15/11           1,375             1,554
 IL Chicago, Series 1995 A-2,
                                                                         6.250%    01/01/14           1,480             1,613
 IL St. Clair County Public Building Commission,
                                                                          (a)      12/01/13           2,000               780
 MI Grand Ledge Public School District,
  Series 1995,
                                                                         5.375%    05/01/24           1,750             1,678
 NY New York City, Series 1997 A,
                                                                         7.000%    08/01/07           2,000             2,243
 PA Philadelphia, Series B,
                                                                         5.500%    09/01/18           2,000             1,987
 TN Metropolitan Government, Nashville &
  Davidson Counties,
                                                                         6.150%    05/15/25           1,000             1,044
                                                                                                                       ------
                                                                                                                       13,185
                                                                                                                       ------

 STUDENT LOAN - 0.8%
 NE Higher Educational Loan Program,
  Series 1993 A,
                                                                         6.450%    06/01/18           1,000             1,035
                                                                                                                       ------

                       Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                                   PAR         VALUE
--------------------------------------------------------------------------------------------------------------
HEALTHCARE - 15.0%
 HOSPITALS - 7.2%
 AL Special Care Facilities Authority,
  Montgomery Health Care,
  Series 1989,
                                                              11.000%  10/01/19       $ 1,045          $ 1,066
 DE State Economic Development Authority,
  Riverside Hospital, Series 1992 A,
                                                               9.500%  01/01/22           235              305
 FL Orange County Health Facilities Authority,
  Orlando Regional Healthcare System,
  Series 1996 C,
                                                               6.250%  10/01/13         2,460            2,746
 IL Health Facility Authority,
  RIB (variable rate), Series 1992 B,
                                                               9.628%  05/01/21           700              808
 NH Higher Educational and Health Facilities,
  Catholic Medical Center, Series 1989,
                                                               6.000%  07/01/17         2,500            2,462
 TN Metropolitan Government, Nashville
  & Davidson Counties, Meharry Medical
  College, Series 1996,
                                                               6.000%  12/01/16         1,575            1,666
                                                                                                         -----
                                                                                                         9,053
                                                                                                         -----

 INTERMEDIATE CARE FACILITIES - 2.1%
 IN Wabash First Mortgage, Hoosier
  Care, Inc., Series 1989 A,
                                                               9.750%  08/01/19         1,460            1,566
 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center:
  Series 1992 A,
                                                               9.750%  08/01/19           475              550
  Series 1992 C,
                                                               9.750%  08/01/19           475              550
                                                                                                         -----
                                                                                                         2,666
                                                                                                         -----

 NURSING HOMES - 5.7%
 CO Health Care Facilities Authority,
  Pioneer Health Care, Series 1989,
                                                              10.500%  05/01/19         1,710            1,746
 DE State Economic Development Authority,
  Churchman Village Project, Series A,
                                                              10.000%  03/01/21           990            1,175
 FL Broward County Industrial Development,
  Beverly Enterprises, Inc.,
                                                               9.800%  11/01/10           265              292

                                  Investment Portfolio/June 30, 1997
-----------------------------------------------------------------------------------------------------------------------------


 FL Escambia County Industrial Development,
  Beverly Enterprises, Series 1985,
                                                                            9.800%    06/01/11       $   190          $   208
 FL Leon County Industrial Development,
  Beverly Enterprises, Inc., Series 1985,
                                                                            9.800%    06/01/11            15               17
 KY Jefferson County Health Facilities,
  Beverly Enterprises, Inc., Series 1985-B,
                                                                            9.750%    08/01/07           710              766
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc., Series 1989,
                                                                           10.125%    05/01/19         1,221            1,184
 PA Delaware County Authority,
  Main Line and Haverford Nursing Home,
  Series 1992,
                                                                            9.000%    08/01/22           600              664
 WI State Health & Educational Facilities,
  Metro Health Foundation, Inc., Series 1993,
                                                                           10.000%    11/01/22(b)      1,300            1,170
                                                                                                                        -----
                                                                                                                        7,222
                                                                                                                        -----

----------------------------------------------------------------------------------------------------------------------------
HOUSING - 12.8%
 Assisted Living/Senior - 1.0%
 FL Clearwater Housing Authority,
  Hampton Apartments, Series 1994,
                                                                            8.250%    05/01/24           700              736
 TX Bell County Health Facilities
  Development Corp., Care Institute Inc.,
                                                                            9.000%    11/01/24           500              548
                                                                                                                        -----
                                                                                                                        1,284
                                                                                                                        -----

 Multi-family - 4.0%
 FL Hialeah Housing Authority, Series 1991,
                                                                            9.500%    11/01/21           500              475
 FL State Housing Finance Agency,
  Windsong Apartments, Series 1993 C,
                                                                            9.250%    01/01/19           240              243
 MN White Bear Lake, Multi-family Housing
  Revenue, Birch Lake Townhomes Project:
  Series 1989 A,
                                                                           10.250%    07/15/19           775              775
  Series 1989 B,
                                                                             (c)      07/15/19           728            1,366
 Resolution Trust Corp., Pass Through
  Certificates, Series 1993 A,
                                                                            8.500%    12/01/16(b)      2,124            2,212
                                                                                                                        -----
                                                                                                                        5,071
                                                                                                                        -----

                                  Investment Portfolio/June 30, 1997
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                                              PAR            VALUE
--------------------------------------------------------------------------------------------------------------------------
HOUSING - CONT
 Single Family - 7.8%
 IN State Housing Finance Authority
  Single Family Mortgage GNMA,
  Series 1990 D,
                                                                            7.800%  01/01/22       $   165          $   171
 LA Louisiana Housing Finance Agency,
  Residual Lien Mortgage:
  Series 1988,
                                                                            8.300%  11/01/20         1,035            1,069
  Series 1992,
                                                                            7.375%  09/01/13           890              918
 MA State Housing Finance Agency,
  Series 1988 B,
                                                                            8.100%  08/01/23           255              266
 NE State Investment Finance Authority,
                                                                            7.550%  03/15/22         5,100            5,348
 NY State Mortgage Agency,  Series F,
                                                                            8.000%  10/01/17            55               57
 OH Housing Finance Agency, Single-family
  Mortgage Revenue, RIB (variable rate),
  Series B-4,
                                                                            9.578%  03/31/31         1,765            1,933
                                                                                                                      -----
                                                                                                                      9,762
                                                                                                                      -----

---------------------------------------------------------------------------------------------------------------------------
OTHER - 5.7%
 Local Appropriated - 1.2%
 CA San Francisco Building Authority,
  San Francisco Civic Center Complex,
  Series 1996 A,
                                                                            5.250%  12/01/16         1,500            1,453
                                                                                                                      -----

 Refunded/Escrow/Special Obligations (d) - 4.5%
 DC District of Columbia Hospital,
  Washington Hospital Center Corp.,
  Series 1990 A,
                                                                            8.750%  01/01/15           615              705
 DE Wilmington, Riverside Hospital,
  Series 1988 A,
                                                                           10.000%  10/01/03            50               54
 FL Pinellas County Health Facilities,
  Sun Coast Hospital, Series 1990 A,
                                                                            8.500%  03/01/20           840              943
 MI Wayne County Building Authority,
  Series 1992 A,
                                                                            8.000%  03/01/17           250              290

                                  Investment Portfolio/June 30, 1997
-------------------------------------------------------------------------------------------------------------------------------
 MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Bond of Chippewa,
  Series 1992 A,
                                                                            9.250%     11/01/12         $ 265           $  329
 MO Hannibal Industrial Development Authority,
  Regional Healthcare Systems,
  Series 1992,
                                                                            9.500%     03/01/22           250              308
 NC Lincoln County, Lincoln County Hospital,
                                                                            9.000%     05/01/07           170              202
 NY State Dormitory Authority,
  City University, Series 1990 A,
                                                                            7.625%     07/01/20           750              831
 NY State Medical Care Facilities
  Finance Agency, Mental Health Services,
  Series 1991 A,
                                                                            7.500%     02/15/21           900            1,007
 TX Bexar Metropolitan Water District,
                                                                            5.000%     05/01/19         1,000              940
                                                                                                                         -----
                                                                                                                         5,609
                                                                                                                         -----

-------------------------------------------------------------------------------------------------------------------------------
OTHER REVENUE - 8.8%
 Manufacturing - 1.4%
 MN Brooklyn Park, Industrial Development,
  TL Systems Corp., Series 1991,
                                                                           10.000%     09/01/16           945            1,161
 MN Buffalo, Von Ruden Manufacturing Inc.,
  Series 1989,
                                                                           10.500%     09/01/14           550              605
                                                                                                                         -----
                                                                                                                         1,766
                                                                                                                         -----

 State Appropriated - 7.4%
 IN State Office Building Commission,
  Women's Prison, Series B,
                                                                            6.250%     07/01/16         2,820            3,077
 NY State Dormitory Authority,
  City University, Series 1993 A,
                                                                            5.750%     07/01/18         5,000            5,081
 NY State Medical Care Facilities
  Finance Agency, Mental Health Services
  Series 1991 A,
                                                                            7.500%     02/15/21           100              110
 NY State Urban Development Corp.,
                                                                            5.600%     04/01/15         1,000              993
                                                                                                                         -----
                                                                                                                         9,261
                                                                                                                         -----

                       Investment Portfolio/June 30, 1997
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                                               PAR              VALUE
-----------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 2.4%
 Miscellaneous Disposal - 0.2%
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc.,
  Series 1995,
                                                                            9.000%     09/01/05      $   240         $    262
                                                                                                                        -----

 Resource Recovery - 2.2%
 SC Charleston County Recovery,
  Foster Wheeler Charleston, Series 1987 A,
                                                                            9.250%    01/01/10         2,640            2,773
                                                                                                                        -----

-----------------------------------------------------------------------------------------------------------------------------
TAX-BACKED - 8.6%
 Sales & Exise Tax- 3.9%
 FL Tampa Sports Authority, Tampa
  Bay Arena Project, Series 1995,
                                                                            5.750%    10/01/25         1,000            1,041
 NY State Local Government Assistance Corp.,
  Series 1993 E,
                                                                            5.000%    04/01/21         3,000            2,801
 WV State Building Commission,
  Series 1997 A,
                                                                            5.250%    07/01/09         1,000            1,003
                                                                                                                        -----
                                                                                                                        4,845
                                                                                                                        -----

 State General Obligations - 3.9%
 CA State,
                                                                            5.750%    03/01/19         2,000            2,025
 MA Bay Transportation Authority,
                                                                            5.000%    03/01/19         1,000              933
 PR Commonwealth Aqueduct & Sewer:
                                                                            6.250%    07/01/12         1,000            1,110
                                                                            6.250%    07/01/13           750              832
                                                                                                                        -----
                                                                                                                        4,900
                                                                                                                        -----

 Tax Allocation - 0.8%
 Ca Contra Costa County Public Financing
  Authority, Series 1992 A,
                                                                            7.100%    08/01/22         1,000            1,073
                                                                                                                        -----

TRANSPORTATION - 15.0%
 Air Transportation - 1.7%
 IN Indianapolis Airport Authority,
  Federal Express Project, Series 1994,
                                                                            7.100%    01/15/17         1,000            1,096

                       Investment Portfolio/June 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
NY Port Authority NY/NJ JFK  International
 Airport,
                                                                        6.250%     12/01/08       $   1,000           $ 1,095
                                                                                                                       ------
                                                                                                                        2,191
                                                                                                                       ------

Airport - 2.7%
CO Denver City and County Airport,
 Stapleton International Airport:
 Series 1990 A,
                                                                         8.500%    11/15/23           2,000             2,253
 Series 1992 B,
                                                                         7.250%    11/15/23           1,000             1,105
                                                                                                                       ------
                                                                                                                        3,358
                                                                                                                       ------

Transportation - 1.0%
IL Regional Transportation Authority,
 Series C,
                                                                         7.750%    06/01/20           1,000             1,289
                                                                                                                       ------

Turnpikes/Tollroads/Bridges - 9.6%
CA Foothill/Eastern Transportation
 Corridor Agency, Series 1995 A,
                                                                         5.000%    01/01/35           1,000               860
CA San Joaquin Hills Transportation
 Corridor Agency, Senior Lien Toll Road
 Series 1993:
                                                                          (a)      01/01/23           5,250             1,122
                                                                         6.750%    01/01/32             500               528
FL Orlando & Orange County Expressway,
 Series A,
                                                                         5.125%    07/01/20           5,000             4,675
IL Chicago, Skyway Bridge, Series 1996,
                                                                         5.375%    01/01/16           1,750             1,702
NH State Turnpike Systems,
 RIB (variable rate), Series 1991C,
                                                                         9.546%    11/01/17           1,000             1,230
NY State Thruway Authority,
 Highway & Bridging Trust Fund,
 Series 1995 B,
                                                                         5.125%    04/01/15           2,000             1,920
                                                                                                                       ------
                                                                                                                       12,037
                                                                                                                       ------

                                  Investment Portfolio/June 30, 1997
----------------------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS - CONT.                                                                     PAR             VALUE
----------------------------------------------------------------------------------------------------------------------------
UTILITY - 10.8%
Individual Power Producer - 0.9%
FL Martin County Industrial
 Development Authority,
 Indiantown Co-Generation Project,
 Series 1994 A,
                                                                            7.875%   12/15/25       $ 1,000           $1,133
                                                                                                                       -----

Investor Owned - 3.2%
IN Petersburg Pollution Control,
 Indianapolis Power & Light Co., Series 1993 B,
                                                                            5.400%   08/01/17         3,000            2,944
NY State Energy Research & Development
 Authority, Consolidated Edison Co.,
 Series 1991 A,
                                                                            7.500%   01/01/26         1,000            1,075
                                                                                                                       -----
                                                                                                                       4,019
                                                                                                                       -----

Joint Power Authority - 3.2%
IN State Municipal Power Agency,
 Series B,
                                                                            6.000%   01/01/12         2,000            2,138
MN Southern Minnesota Municipal Power
 Agency, Series A,
                                                                            5.000%   01/01/16         1,000              931
UT Intermountain Power Agency,
 State Power Supply, Series A,
                                                                            5.000%   07/01/23         1,000              907
                                                                                                                       -----
                                                                                                                       3,976
                                                                                                                       -----

Municipal Electric - 1.5%
OH Cleveland Public Power System,
 Series 1996 1,
                                                                            5.000%   11/15/24         1,000              921
TN Metropolitan Government, Nashville
 & Davidson Counties,
 Series 1996 A,
                                                                             (a)     05/15/09         1,825              983
                                                                                                                       -----
                                                                                                                       1,904
                                                                                                                       -----

Water & Sewer - 2.0%
MA State Water Resources Authority,
 Series 1993 B,
                                                                            5.000%   03/01/22         1,000              908

                       Investment Portfolio/June 30, 1997
-----------------------------------------------------------------------------------------------------------------------------
 MS V Lakes Utility District,
                                                                            8.250% 07/15/24           $  140        $     138
 TX Nueces River Authority,
  Corpus Christi Lake Texana Project,
                                                                            5.250% 07/15/17            1,500            1,451
                                                                                                                     --------
                                                                                                                        2,497
                                                                                                                     --------

TOTAL MUNICIPAL BONDS  (cost of $116,300)(e)                                                                          123,470
                                                                                                                     --------


OTHER ASSETS & LIABILITIES, NET - 1.8%                                                                                  2,217
                                                                                                                     --------

NET ASSETS - 100%                                                                                                    $125,687
                                                                                                                     --------



NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------

(a)   Zero coupon bond.

(b) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, the value of these securities amounted to $3,382 or 2.7% of net assets.
(c) Accrued interest accumulates in the value of the security and is payable at redemption.
(d) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of interest and principal.
(e)   Cost for federal income tax purposes is the same.



Acronym                            Name
-------                          -------
 RIB                          Residual Interest Bond






See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JUNE 30, 1997 (UNAUDITED)

      (in thousands except for per share amount)
      ASSETS
      Investments at value (cost $116,300)                            $123,470

      Receivable for:
        Interest                                          $2,317
        Investments sold                                     166
      Other                                                    2         2,485
                                                           ------    ----------
          Total Assets                                                 125,955


      LIABILITIES
      Payable  to custodian bank                             247
      Accrued:
          Deferred Trustees fees                               3
      Other                                                   18
                                                           ------
          Total Liabilities                                                268
                                                                     ----------

      NET ASSETS  at value for 11,509
           shares of beneficial interest outstanding                  $125,687
                                                                     ----------


      Net asset value per share                                         $10.92
                                                                     ----------

      COMPOSITION OF NET ASSETS
      Capital paid in                                                 $127,933
      Undistributed net investment income                                  173
      Accumulated net realized loss                                     (9,589)
      Net unrealized appreciation                                        7,170
                                                                     ----------
                                                                      $125,687
                                                                     ----------


      See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                   (UNAUDITED)

      (in thousands)
      INVESTMENT INCOME
      Interest                                                       $ 4,113

      EXPENSES
      Management fee                                        $404
      Transfer agent                                          40
      Bookkeeping fee                                         18
      Trustees fee                                            13
      Custodian fee                                            2
      Audit fee                                               19
      Legal fee                                                7
      Reports to shareholders                                  5
      Other                                                   21         529
                                                           ------    -------
             Net Investment Income                                     3,584
                                                                     -------


      NET REALIZED & UNREALIZED GAIN (LOSS)
        ON PORTFOLIO POSITIONS
      Net realized loss                                      (39)
      Net unrealized appreciation during
        the period                                           711
                                                           ------

                 Net Gain                                                672
                                                                     -------
      Net Increase in Net Assets from Operations                     $ 4,256
                                                                     -------


      See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                          (Unaudited)
                                                          Six months
                                                             ended                     Year ended
(in thousands)                                               June 30                   December 31
                                                        ----------------         -------------------
INCREASE (DECREASE) IN NET ASSETS                              1997                      1996
Operations:
Net investment income                                     $   3,584                   $   7,153
Net realized loss                                               (39)                     (1,473)
Net unrealized appreciation (depreciation)                      711                        (578)
                                                          ---------                   ---------
    Net Increase from Operations                              4,256                       5,102

Distributions:
From net investment income                                   (3,694)                     (7,095)
                                                          ---------                   ---------
        Total Increase (Decrease)                               562                      (1,993)

NET ASSETS
Beginning of period                                         125,125                     127,118
                                                          ---------                   ---------
End of period (including undistributed net
  investment income of $173 and $277, respectively)       $ 125,687                   $ 125,125
                                                          =========                   =========

NUMBER OF FUND SHARES
Outstanding at end of period                                 11,509                      11,509
                                                          =========                   =========


      See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1997 (UNAUDITED)

      NOTE 1. INTERIM FINANCIAL STATEMENTS

      In the opinion of management of Colonial Investment Grade Municipal Trust (the Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

      NOTE 2. ACCOUNTING POLICIES

      ORGANIZATION: The Fund is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund authorized an unlimited number of shares.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

      Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

      Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

      Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

      Security transactions are accounted for on the date the securities are purchased, sold or mature.

      Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

      The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

                  Notes to Financial Statements/June 30, 1997


      NOTE 2. ACCOUNTING POLICIES - CONT.

      FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

      INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

      DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

      The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

      NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES

      MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

      BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

      OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

      The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

      NOTE 4.  PORTFOLIO INFORMATION

      INVESTMENT ACTIVITY: During the six months ended June 30, 1997, purchases and sales of investments, other than short-term obligations, were $8,516,618 and $6,333,960, respectively.

      Unrealized appreciation (depreciation) at June 30, 1997, based on cost of investments for both financial statement and federal income tax purposes was:

                Gross unrealized appreciation     $7,893,388
                Gross unrealized depreciation       (722,989)
                                                  ----------
                    Net unrealized appreciation   $7,170,399
                                                  ==========

                  Notes to Financial Statements/June 30, 1997


      CAPITAL LOSS CARRYFORWARDS: At December 31, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:


                                                     Year of                        Capital loss
                                                   expiration                        carryforward
                                                   ----------                       -------------
                                                      1998                           $  629,000
                                                      2000                              611,000
                                                      2001                            2,041,000
                                                      2002                            2,046,000
                                                      2003                            2,611,000
                                                      2004                            1,454,000
                                                                                     ----------
                                                                                     $9,392,000
                                                                                     ==========

      Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

      To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

      OTHER: At June 30, 1997, the Fund had greater than 10% of its net assets invested in New York.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

      The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

      The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are eco-nomically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

                  Notes to Financial Statements/June 30, 1997

      NOTE 5. RESULTS OF ANNUAL SHAREHOLDER MEETING

      On May 30, 1997, the Annual Meeting of Shareholders of the Fund was held to elect four Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending December 31, 1997. On March 3, 1997, the record date of the Meeting, the Fund had outstanding 11,509,000 shares of beneficial interest. The votes cast at the Meeting were as follows:

      Election of four Trustees:


                                                                       AUTHORITY
                                                       FOR             WITHHELD
                                                       ---             --------
Tom Bleasdale                                       10,300,536         185,483
William E. Mayer                                    10,302,540         183,479
James L. Moody, Jr.                                 10,295,022         190,997
John J. Neuhauser                                   10,307,273         178,746


      The Board of Trustees also consists of Robert J. Birnhaum, Lora S. Collins, James E. Grinnell, William D. Ireland, Richard W. Lowry, George
      L. Shinn, Robert L. Sullivan and Sinclair Weeks, Jr.


      Ratification of the selection of Price Waterhouse LLP as independent accountants:

                  FOR        AGAINST             ABSTAIN
                  ---        -------             -------
                10,259,752   29,360              196,907

                              FINANCIAL HIGHLIGHTS


    Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                       (Unaudited)
                                                                       Six months
                                                                          ended                   Year ended
                                                                         June 30                  December 31
                                                                         -------                  -----------
                                                                          1997                       1996
                                                                          ----                       ----
Net asset value -
   Beginning of period                                                 $ 10.870                  $  11.050
                                                                       --------                  ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                     0.312                      0.630
Net realized and
  unrealized gain (loss)                                                  0.059                     (0.193)
                                                                       --------                  ---------
   Total from Investment
      Operations                                                          0.371                      0.437
                                                                       --------                  ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                                                                 (0.321)                    (0.617)
                                                                       --------                  ---------
Net asset value -
   End of period                                                       $ 10.920                  $  10.870
                                                                       --------                  ---------

Market price per share                                                 $ 10.562                  $  10.125
                                                                       --------                  ---------
Total return based on
market value (a)                                                        7.55% (b)                     9.06%
                                                                       --------                  ---------

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                                            0.85% (d)                     0.88%
Net investment income (c)                                               5.77% (d)                     5.80%
Portfolio turnover                                                         5% (b)                       20%
Net assets at end
of period (000)                                                        $125,687                  $ 125,125



(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) Not annualized.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(d) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.


Selected per share data, total return, ratios, and supplemental data throughout each period are as follows:

                                                                                     Year ended December 31
                                                ----------------------------------------------------------------------------------
                                                 1995                       1994                 1993                      1992
                                                 ----                       ----                 ----                      ----
Net asset value -
   Beginning of period                        $  9.930                 $   11.050            $   10.960                $   11.090
                                              --------                 ----------            ----------                ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.644                      0.673                 0.788                     0.848
Net realized and
unrealized gain (loss)                           1.111                     (1.121)                0.090                    (0.132)
                                              --------                 ----------            ----------                ----------
   Total from Investment
      Operations                                 1.755                     (0.448)                0.878                     0.716
                                              --------                 ----------            ----------                ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
    income                                      (0.635)                    (0.672)               (0.788)                   (0.846)
                                              --------                 ----------            ----------                ----------
Net asset value-
   End of period                               $11.050                 $    9.930            $   11.050                 $  10.960
                                              --------                 ----------            ----------                ----------

Market price per share                         $ 9.875                 $    9.250            $   10.750                 $  11.750
                                              --------                 ----------            ----------                ----------
Total return based on
market value (a)                                 13.87%                    (8.12)%               (2.16)%                    7.43%
                                              --------                 ----------            ----------                ----------
RATIOS TO AVERAGE NET ASSETS
Expenses                                          1.08% (b)                 0.94%                 0.87%                     0.86%
Net investment income                             6.08% (b)                 6.46%                 7.08%                     7.76%
Portfolio turnover                                  37%                       34%                   35%                       18%
Net assets at end
of period (000)                               $127,118                 $  114,260            $  127,213                 $ 126,169


(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee.

All cash distributions are paid by check and mailed directly to the record holder by the dividend paying agent.

Distributions payable to Plan participants will be applied as soon as practicable by the dividend paying agent to the purchase of Trust shares in the open market for the Plan participants' accounts.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares held in their account.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan administrator. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan, including requests for information, should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105,
Attention:  Dividend Reinvestment Department.

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                                       24

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                                       25

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Investment Grade Municipal Trust is:
The First National Bank of Boston
100 Federal Street
Boston, MA 02110
1-617-575-3120
1-800-730-6001


Colonial Investment Grade Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

[LOGO]    COLONIAL
          MUTUAL FUNDS


Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM

Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.

Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation

        COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                      A Liberty Financial Company (NYSE:L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            IG-03/946D-0697 M (8/97)